Judicial deposits	12 Months Ended
Dec. 31, 2024
Judicial Deposits
Judicial deposits

9.    Judicial deposits

The judicial deposits consist of amounts that serve as collateral to ensure the Group meets any potential financial obligations arising from legal disputes. The balances of the judicial deposits are as follows, with the total amount reported as non-current assets:

	December 31, 2024	December 31, 2023
Tax	1,272	1,448
Labor	44	56
Total	1,316	1,504